Stockholders' Equity (Details Narrative) (10-K) - USD ($)			1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 02, 2019	May 13, 2019	Oct. 31, 2019	Mar. 31, 2019	Aug. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 16, 2019	Feb. 09, 2018
Stock issued during period, value								$ 2,039,303	$ 5,315,176
Proceeds from issuance of common stock			$ 2,039,303					$ 2,048,562	$ 5,315,176
Common stock, shares, issued						8,676,501		8,015,756	5,654,830
Common stock, shares, outstanding						8,676,501		8,015,756	5,654,830
Common stock, par value						$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized						30,000,000		30,000,000
Preferred stock, shares Issued						0		0
Preferred stock, shares outstanding						0		0
Share-based compensation arrangement by share-based payment award, options, nonvested, number of shares						26,667		26,667
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options						$ 46,605		$ 46,605
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition						1 year			1 year
Share-based compensation						$ 1,319,511	$ 362,419	$ 2,299,915	$ 3,386,493
Gross proceeds from the PIPE transaction			2,350,000
Payments for placement agent and lawyers fees			310,697
Consultants [Member]
Stock issued during period, shares, issued for services				10,500
PIPE Purchase Agreement [Member]
Common stock, par value	$ 0.001
Purchase price per share	$ 2.00
SRM Entertainment Ltd. [Member] | Consultants [Member]
Stock issued during period, shares, issued for services									50,000
Alexander Capital, LP [Member]
Placement agent commission			141,000
Payments for placement agent debt restructuring fee			64,208
Placement agent debt conversion fee			15,889
Placement agent fees			$ 33,600
Consulting Agreements [Member]
Share-based compensation									$ 1,721,250
PIPE Purchase Agreement [Member] | Accredited Investors [Member]
Stock issued during period, shares	1,175,000
Common stock, par value	$ 0.001
Purchase price per share	$ 2.00
Percentage the entity is obligated to pay on total purchase price per month	1.00%
Maximum percentage the entity is obligated to pay on total purchase price in aggregate	8.00%
Debt conversion, converted instrument, shares		560,185
Debt instrument, convertible, conversion price		$ 2.00
Selling Agent Agreement [Member] | Selling Agent Warrants [Member]
Number of warrants to purchase common stock										65,626
Warrant, exercise price								$ 6.00
Value of warrants issued, percentage								6.00%
Percentage of exercise price of shares issued								125.00%
Description of stock on transaction								The Company agreed to issue to the selling agent in the IPO, warrants to purchase a number of shares of the common stock equal to 5.0% of the total shares of common stock sold in any closing of the IPO, excluding shares purchased by investors sourced via alternative funding platforms (the "Selling Agent Warrants").
Class of warrant or right expiration period								5 years
Class of warrant or right exercise price percentage threshold								20.00%
Class of warrant or right, outstanding										65,626
Common Stock [Member]
Stock issued during period, shares								1,175,000	1,312,520
Stock issued during period, value								$ 1,175	$ 1,313
Common stock, shares, issued								8,015,756	5,654,930
Common stock, shares, outstanding								8,015,756	5,654,930
Stock issued during period, shares, issued for services							10,500	291,736	158,797
Placement Agent Warrants [Member]
Number of warrants to purchase common stock			70,500
Warrant, exercise price			$ 2.50
Omnibus Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized											1,764,705
IPO [Member]
Stock issued during period, shares					1,312,520
Public offering price per share					$ 5.00
Stock issued during period, value					$ 6,562,600
Proceeds from issuance of common stock					5,315,176
Underwriter commissions and expenses					714,802
Legal fees					157,358
Escrow closing fees					4,000
Deferred offering costs					$ 1,204,030
Private Placement [Member] | PIPE Purchase Agreement [Member]
Stock issued during period, shares	1,175,000